General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Disclosure Of General Principles For The Preparation Of The Consolidated Financial Statements [Abstract]
General principles for the preparation of the consolidated financial statements

3. General principles for the preparation of the consolidated financial statements

(a) Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board (IASB) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.

Details of Group’s accounting policies are included in note 4.

(b) Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value (see note 33).

(c) Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions. Assets and liabilities have been distinguished in current and non-current in accordance with paragraphs 66–76B of IAS 1.

The consolidated statement of profit or loss has been prepared based on the function of the expenses, with a separate statement for the comprehensive income.

The consolidated statement of cash flows has been prepared using the indirect method.

The statement of changes in equity includes the components of comprehensive income, distinguishing those attributable to the parent company's shareholders from those pertaining to non-controlling interests. For each component of equity, this statement presents the changes during the year resulting from the net income for the period, other comprehensive income components, and other equity transactions affecting the parent company's shareholders and non-controlling interests.

The consolidated financial statements present all amounts rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d) Functional and presentation currency

These consolidated financial statements are presented in Euro (the Group’s presentation currency), which is the Natuzzi S.p.A.’s functional currency.

(e) Use of estimates and judgement

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i) Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes.

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Note 29: reverse factoring, presentation of amounts related to supply chain financing arrangements in the statement of financial position and in the statement of cash flow.
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Notes 4(f), 9 and 21: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.

(ii) Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2024 that have an high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

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Notes 4(i), 8 and 9: impairment test of property, plant and equipment and right-of-use assets, for the significant assumptions used by management in estimating the value in use (annual sales growth rates, weighted average cost of capital rates and long-term growth rates).
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Notes 4(n)(i), 15 and 33: measurement of the provision for impairment on trade receivables, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).
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Notes 4(r) and 26: provision for warranties for the significant assumptions underlying the estimation of the expected warranties.
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Notes 4(r), 26 and 44: recognition and measurement of provisions and contingencies for the key assumptions about the likelihood and magnitude of an outflow of resources.
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Notes 4(aa) and 41: recognition of deferred tax assets, for the estimation of the available future taxable profits against which deductible temporary differences and tax losses carried forward can be utilised.

In preparing the consolidated financial statements, management has considered the impact of climate change in the context of the disclosures. These considerations did not have a material impact on the financial reporting judgements and estimates, and at this time, the Group does not expect that climate change will have a significant impact on the Group’s going concern assessment, its ability to recover the carrying value of its long-lived assets or its liquidity.

(f) Going concern assumption

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. Events and conditions, management’s plans and Directors’ conclusions on the Group’s going concern assumption as at December 31, 2024 are reported below.

(i) Circumstances ed events

In 2024, the Group reported a revenue decline of 9,821 compared to 2023, resulting in total revenue of 318,797. The 3.0% decrease is primarily attributable to continued macroeconomic pressures. These include prolonged geopolitical instability, reduced household purchasing power resulting from elevated inflation levels, and a downturn in the real estate market—an industry closely tied to the furniture sector—due to persistently high interest rates, notwithstanding a modest decline toward the end of the year.

In the context of a generally weak economic environment, and with the aim of enhancing its long-term competitive position, the Group continued the implementation of the restructuring plan initiated in the previous year. In 2024, this process resulted in the closure of the Shanghai plant and the relocation of operations to the Quanjiao facility in China, which offers lower operating costs.

These restructuring costs significantly impacted the Group’s operating result as of 31 December 2024, which reported an operating loss of 6,269, although this represents an improvement compared to the operating loss of 9,499 reported in 2023.

On one hand, the Group benefited from an improvement in the gross profit, which amounted to 115,702, corresponding to 36.3% of revenues (+2.0% compared to 2023), driven by pricing optimization, increased retail sales, and savings in raw material procurement. On the other hand, the continuation of restructuring activities—particularly in Italy and China—exerted considerable pressure on the year’s operating performance.

In addition to the operating loss, the Group reported a negative financial result of 8,818, primarily attributable to elevated interest expenses on bank overdrafts and securitization arrangements, as well as costs associated with the use of credit cards in retail sales transactions. As a result, the Group recorded a net loss of 15,382 for the year. As of December 31, 2024, total equity amounted to 58,208, while net working capital—defined as total current assets net of cash and cash equivalents, less total current liabilities net of bank overdrafts and short-term borrowings, current portion of long-term borrowings, and current portion of lease liabilities—was positive at 2,968. The positive net working capital position is primarily attributable to the reclassification, under assets held for sale, of the net book value of 8,767, relating to the building located in High Point, North Carolina, USA, and the plot of land in Romania, which is subject to a preliminary sale agreement signed in 2024 (see notes 7 and 46).

Despite the decrease in revenue, the impact of restructuring costs, and financial charges that affected the year’s negative result, the Group continued to implement its investment plan—partially supported through subsidized financing—and duly met its scheduled loan repayment obligations. These factors negatively influenced the net financial position as at December 31, 2024.

(ii) Management plans

Management's plans to mitigate the adverse effects of the 2024 results continue to leverage the Group’s key business strengths—namely, higher-margin brands and sales channels—as well as the benefits expected from the Group's transformation plan outlined in the 2025–2029 Business Plan, which was approved in December 2024. Specifically, the Group’s ability to continue operating as a going concern is based on the following: (i) the annual budget for 2025, approved by the Parent Company’s Board of Directors on February 13, 2025; (ii) the 2025 cash flow plan and related sensitivity analyses accompanying the annual 2025 budget, including additional measures identified to safeguard liquidity in the event of revenue underperformance; and (iii) the cash flow forecast extended through June 30, 2026. The Group also remains actively engaged in initiatives aimed at improving cost efficiency and optimizing working capital.

(iii) Directors’ conclusions

The Directors believe that the approved Business Plan—partially already under implementation—together with the Group’s available cash and undrawn credit facilities as at 31 December 2024, will be sufficient to meet the Group’s obligations falling due within twelve months from the date of approval of these consolidated financial statements.

As at December 31, 2024, the Group’s cash and cash equivalents amounted to 20,322. Long-term borrowings totaled 18,720, including a current portion of 4,532, while bank overdrafts and short-term borrowings amounted to 23,327. In addition, as of the same date, the undrawn portion of the Group’s available credit facilities amounted to 30,640. For further details, please refer to note 28.